                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-21437

Exact Name of Registrant
(as specified in charter): Cohen & Steers REIT and Utility Income Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD(a)
                                                ----------   --------------   ------------
COMMON STOCK                          125.48%(b)
  REAL ESTATE                          63.07%
    DIVERSIFIED                         5.29%
         Capital Trust -- Class A.............      66,100   $    2,193,198       6.63%
         Colonial Properties Trust............      78,500        3,015,185       7.03
         iStar Financial......................     892,400       36,749,032       7.12
         Lexington Corporate Properties Trust.     969,600       21,273,024       6.56
                                                             --------------
                                                                 63,230,439
                                                             --------------
    HEALTH CARE                         7.56%
         Health Care Property Investors.......     725,300       17,022,791       7.08
         Healthcare Realty Trust..............     153,500        5,593,540       7.14
         Health Care REIT.....................     467,500       14,960,000       7.50
         Nationwide Health Properties.........   2,113,900       42,721,919       7.32
         Ventas...............................     400,000        9,984,000       5.77
                                                             --------------
                                                                 90,282,250
                                                             --------------
    HOTEL                               5.24%
         Hospitality Properties Trust.........   1,449,300       58,522,734       7.13
         Strategic Hotel Capital..............     274,900        4,041,030       5.99
                                                             --------------
                                                                 62,563,764
                                                             --------------
    INDUSTRIAL                          2.91%
         First Industrial Realty Trust........     918,400       34,743,072       7.35
                                                             --------------
    MORTGAGE                            2.89%
         Newcastle Investment Corp. ..........   1,164,400       34,466,240       8.45
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on net assets applicable to common shares of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    OFFICE                             19.00%
         American Financial Realty Trust......     347,600   $    5,085,388       7.38%
         Arden Realty.........................     975,300       33,013,905       5.97
         Brandywine Realty Trust..............     356,200       10,116,080       6.20
         CRT Properties.......................     106,100        2,310,858       6.43
         CarrAmerica Realty Corp. ............     150,000        4,732,500       6.34
         Equity Office Properties Trust.......   2,654,600       79,983,098       6.64
         HRPT Properties Trust................   3,089,700       36,798,327       7.05
         Highwoods Properties.................      53,100        1,424,142       6.34
         Mack-Cali Realty Corp. ..............     170,500        7,220,675       5.95
         Prentiss Properties Trust............     504,600       17,237,136       6.56
         Reckson Associates Realty Corp.......     942,800       28,943,960       5.53
                                                             --------------
                                                                226,866,069
                                                             --------------
    RESIDENTIAL                        12.27%
       APARTMENT                       11.28%
         AMLI Residential Properties Trust....   1,002,100       27,447,519       7.01
         Apartment Investment & Management Co.     323,900       12,049,080       6.45
         Archstone-Smith Trust................     277,000        9,448,470       5.04
         Education Realty Trust(a)............     418,700        6,962,981         --
         GMH Communities Trust................     524,100        6,137,211       7.77
         Gables Residential Trust.............     780,700       25,997,310       7.24
         Home Properties......................     615,400       23,877,520       6.49
         Mid-America Apartment Communities....     188,700        6,887,550       6.41
         Town & Country Trust.................     600,000       15,870,000       6.50
                                                             --------------
                                                                134,677,641
                                                             --------------
       MANUFACTURED HOME                0.99%
         Affordable Residential Communities...     726,900        9,195,285       9.88
         Sun Communities......................      75,000        2,685,000       7.04
                                                             --------------
                                                                 11,880,285
                                                             --------------
         TOTAL RESIDENTIAL....................                  146,557,926
                                                             --------------
    SELF STORAGE                        2.12%
         Extra Space Storage..................     708,800        9,568,800       6.74
         Sovran Self Storage..................     154,900        6,138,687       6.11
         U-Store-It Trust(a)..................     555,200        9,660,480         --
                                                             --------------
                                                                 25,367,967
                                                             --------------

-----------------
(a)   Nonincome producing security.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    SHOPPING CENTER                     5.79%
       COMMUNITY CENTER                 2.86%
         Cedar Shopping Centers...............     472,500   $    6,728,400       6.32%
         Heritage Property Investment Trust...     250,000        7,420,000       7.08
         Inland Real Estate Corp. ............     111,100        1,669,833       6.25
         Kramont Realty Trust.................      52,200        1,221,480       5.56
         New Plan Excel Realty Trust..........     682,500       17,137,575       6.57
                                                             --------------
                                                                 34,177,288
                                                             --------------
       FREE STANDING                    2.32%
         Commercial Net Lease Realty..........   1,500,300       27,680,535       7.05
                                                             --------------
       REGIONAL MALL                    0.60%
         Glimcher Realty Trust................     305,500        7,240,350       8.11
                                                             --------------
         TOTAL SHOPPING CENTER................                   69,098,173
                                                             --------------
         TOTAL REAL ESTATE....................                  753,175,900
                                                             --------------
    UTILITY                            60.43%
       ELECTRIC -- DISTRIBUTION         7.38%
         Consolidated Edison..................   1,134,500       47,853,210       5.41
         Energy East Corp.....................     352,100        9,232,062       4.20
         National Grid Transco plc (ADR)......     105,800        4,946,150       4.56
         NSTAR................................      93,000        5,049,900       4.27
         Pepco Holdings.......................   1,000,800       21,006,792       4.76
                                                             --------------
                                                                 88,088,114
                                                             --------------

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
       ELECTRIC -- INTEGRATED          49.75%
         Ameren Corp. ........................   1,115,800   $   54,685,358       5.18%
         American Electric Power Co...........     291,100        9,914,866       4.11
         CINergy Corp. .......................   1,431,500       58,004,380       4.74
         Cleco Corp. .........................     243,500        5,186,550       4.23
         DTE Energy Co........................   1,321,200       60,088,176       4.53
         Dominion Resources...................     169,700       12,630,771       3.60
         Duke Energy Corp. ...................   1,950,000       54,619,500       3.93
         E.ON AG (ADR)........................     508,500       14,619,375       3.27
         Edison International.................     250,000        8,680,000       2.88
         Enel S.P.A. (ADR)....................     190,400        9,141,104       4.50
         Entergy Corp. .......................     419,500       29,641,870       3.06
         Exelon Corp. ........................     815,400       37,418,706       3.49
         FPL Group............................     204,600        8,214,690       3.54
         FirstEnergy Corp. ...................     322,300       13,520,485       3.93
         Hawaiian Electric Industries.........     485,200       12,382,304       4.86
         PG&E Corp. ..........................     530,000       18,073,000       3.52
         PPL Corp. ...........................     229,500       12,390,705       3.41
         Pinnacle West Capital Corp. .........     397,500       16,897,725       4.47
         Progress Energy......................     842,300       35,334,485       5.63
         Public Service Enterprise Group......     952,500       51,806,475       4.12
         Southern Co..........................   1,794,200       57,109,386       4.49
         Xcel Energy..........................     800,000       13,744,000       4.83
                                                             --------------
                                                                594,103,911
                                                             --------------
       GAS -- INTEGRATED                3.30%
         KeySpan Corp. .......................     799,200       31,144,824       4.67
         Puget Energy.........................     372,500        8,209,900       4.54
                                                             --------------
                                                                 39,354,724
                                                             --------------
         TOTAL UTILITY........................                  721,546,749
                                                             --------------
    UTILITY -- FOREIGN                  0.74%
       ELECTRIC -- INTEGRATED
         RWE AG...............................      70,000        4,233,070       3.19
         Scottish and Southern Energy plc.....     274,905        4,579,404       4.50
                                                             --------------
                                                                  8,812,474
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    TELECOMMUNICATION SERVICES          1.24%
         FairPoint Communications.............     986,000   $   14,760,420      10.02%
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $1,421,598,393).......                1,498,295,543
                                                             --------------
  PREFERRED SECURITIES --
  $25 PAR VALUE                        18.22%
    BANK                                0.14%
         Colonial Capital Trust IV, 7.875%....      56,300        1,452,540       7.63
         Zions Capital Trust, 8.00%,
            Series B..........................      10,000          264,100       7.57
                                                             --------------
                                                                  1,716,640
                                                             --------------
    BANK -- FOREIGN                     0.10%
         Northern Rock plc, 8.00%,
            Series A..........................      45,531        1,142,204       7.97
                                                             --------------
    FINANCE                             0.44%
         Ford Motor Credit Co., 7.60%.........      38,000          912,380       8.39
         MBNA Capital, 8.125% Series D
            (TruPS)...........................     105,142        2,682,172       7.96
         MBNA Capital, 8.10% Series E
            (TOPrS)...........................      64,000        1,652,480       7.84
                                                             --------------
                                                                  5,247,032
                                                             --------------
    INSURANCE -- PROPERTY/CASUALTY      0.05%
         St. Paul Capital Trust I, 7.60%
            (TruPS)...........................      24,300          621,108       7.43
                                                             --------------
    MEDIA                               0.48%
         Liberty Media Corp., 8.75% (CBTCS)...      33,800          860,210       8.60
         Liberty Media Corp., 8.75% (PPLUS)...      55,700        1,427,591       8.53
         Shaw Communications, 8.50%, Series B
            (COPrS)...........................     139,000        3,493,070       8.46
                                                             --------------
                                                                  5,780,871
                                                             --------------
    REAL ESTATE                        16.85%
       DIVERSIFIED                      2.96%
         Bedford Property Investors, 7.625%,
            Series B..........................     253,050        6,300,945       7.66
         Forest City Enterprises, 7.375%,
            Class A...........................     519,000       13,078,800       7.32
         iStar Financial, 7.875%, Series E....     258,000        6,558,360       7.74
         iStar Financial, 7.65%, Series G.....      77,000        1,935,010       7.59
         iStar Financial, 7.50%, Series I.....     250,000        6,212,500       7.55
         Lexington Corporate Properties Trust,
            8.05%, Series B...................      50,000        1,309,000       7.69
                                                             --------------
                                                                 35,394,615
                                                             --------------

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
       HEALTH CARE                      3.16%
         Health Care REIT, 7.875%,
            Series D..........................      63,536   $    1,591,577       7.86%
         Health Care REIT, 7.625%,
            Series F..........................     305,600        7,640,000       7.62
         LTC Properties, 8.00%, Series F......     600,000       15,438,000       7.77
         Omega Healthcare Investors, 8.375%,
            Series D..........................     500,000       13,000,000       8.05
                                                             --------------
                                                                 37,669,577
                                                             --------------
       HOTEL                            0.76%
         Host Marriott Corp., 8.875%,
            Series E..........................      80,000        2,156,000       8.23
         Innkeepers USA, 8.00%, Series C......     222,900        5,594,790       7.97
         LaSalle Hotel Properties, 10.25%,
            Series A..........................      50,000        1,335,000       9.60
                                                             --------------
                                                                  9,085,790
                                                             --------------
       OFFICE                           4.76%
         Alexandria Real Estate Equities,
            8.375%, Series C..................     374,250        9,822,191       8.05
         Brandywine Realty Trust, 7.375%,
            Series D..........................      27,500          682,000       7.43
         Brandywine Realty Trust, 7.50%,
            Series C..........................     177,410        4,399,768       7.56
         Corporate Office Properties Trust,
            8.00%, Series G...................       8,000          200,800       7.97
         CRT Properties, 8.50%, Series A......     111,900        2,909,400       8.17
         Equity Office Properties Trust,
            7.75%, Series G...................      24,600          628,530       7.58
         Highwoods Properties, 8.00%,
            Series B..........................     137,215        3,433,119       7.99
         Highwoods Properties, 8.00%,
            Series D..........................      60,089        1,502,225       8.00
         Kilroy Realty Corp., 7.80%,
            Series E..........................      99,500        2,502,425       7.75
         Maguire Properties, 7.625%,
            Series A..........................     590,400       14,671,440       7.67
         SL Green Realty Corp., 7.625%,
            Series C..........................     424,500       10,761,075       7.55
         SL Green Realty Corp., 7.875%,
            Series D..........................     211,200        5,315,904       7.82
                                                             --------------
                                                                 56,828,877
                                                             --------------
       OFFICE/INDUSTRIAL                0.71%
         PS Business Parks, 7.00%,
            Series H..........................      44,100        1,070,748       7.20
         PS Business Parks, 6.875%,
            Series I..........................     246,900        5,718,204       7.42
         PS Business Parks, 7.95%,
            Series K..........................      65,000        1,712,750       7.54
                                                             --------------
                                                                  8,501,702
                                                             --------------

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    RESIDENTIAL                         1.55%
       APARTMENT                        0.27%
         Apartment Investment & Management
            Co., 8.00%, Series V..............      29,700   $      741,015       8.02%
         Apartment Investment & Management
            Co., 7.875%, Series Y.............       5,000          123,750       7.95
         Colonial Properties Trust, 8.125%,
            Series D..........................       9,900          250,668       8.02
         Gables Residential Trust, 7.50%,
            Series D..........................      45,400        1,157,700       7.41
         Mid-America Apartment Communities,
            8.30%, Series H...................      38,100          979,170       8.07
                                                             --------------
                                                                  3,252,303
                                                             --------------
       MANUFACTURED HOME                1.28%
         Affordable Residential Communities,
            8.25%, Series A...................     607,100       15,238,210       8.22
                                                             --------------
         TOTAL RESIDENTIAL....................                   18,490,513
                                                             --------------
    SELF STORAGE                        0.02%
         Public Storage, 8.00%, Series R......       8,600          221,966       7.75
                                                             --------------
    SHOPPING CENTER                     2.39%
       COMMUNITY CENTER                 1.45%
         Developers Diversified Realty Corp.,
            8.00%, Series G...................      26,500          684,495       7.74
         Developers Diversified Realty Corp.,
            7.50%, Series I...................     300,700        7,580,647       7.44
         Kramont Realty Trust, 8.25%, Series E     260,000        6,593,600       8.13
         Saul Centers, 8.00%, Series A........      96,300        2,442,168       7.89
                                                             --------------
                                                                 17,300,910
                                                             --------------
       REGIONAL MALL                    0.94%
         CBL & Associates Properties,
            7.75%, Series C...................     114,710        2,925,105       7.60
         CBL & Associates Properties,
            7.375%, Series D..................      60,000        1,483,200       7.46
         Cedar Shopping Centers, 8.875%,
            Series A..........................     137,500        3,609,375       8.45
         Mills Corp., 9.00%, Series C.........     109,400        2,861,904       8.60
         Mills Corp., 8.75%, Series E.........      12,400          323,888       8.37
                                                             --------------
                                                                 11,203,472
                                                             --------------
         TOTAL SHOPPING CENTER................                   28,504,382
                                                             --------------

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    SPECIALTY                           0.54%
         Capital Automotive REIT, 7.50%,
            Series A..........................      50,300   $    1,244,925       7.58%
         Capital Automotive REIT, 8.00%,
            Series B..........................     200,000        5,220,000       7.66
                                                             --------------
                                                                  6,464,925
                                                             --------------
         TOTAL REAL ESTATE....................                  201,162,347
                                                             --------------
  UTILITY                               0.16%
    ELECTRIC -- INTEGRATED              0.15%
         Energy East Capital Trust I, 8.25%...      48,200        1,262,840       7.87
         Northern States Power Company,
            8.00% (PINES).....................       9,500          254,315       7.47
         PSEG Funding Trust II, 8.75%
            Series............................       8,500          233,070       7.98
                                                             --------------
                                                                  1,750,225
                                                             --------------
    GAS -- DISTRIBUTION                 0.01%
         Laclede Capital Trust I, 7.70%
            (TOPrS)...........................       5,700          153,615       7.14
                                                             --------------
         TOTAL UTILITY........................                    1,903,840
                                                             --------------
            TOTAL PREFERRED SECURITIES -- $25
              PAR VALUE
              (Identified
              cost -- $214,008,711)...........                  217,574,042
                                                             --------------
PREFERRED SECURITIES CAPITAL TRUST      4.68%
    BANK                                0.30%
         Astoria Capital Trust I, 9.75%,
            due 11/1/29, Series B.............   3,000,000        3,586,800       8.15
                                                             --------------
    DIVERSIFIED FINANCIAL SERVICES      1.34%
         Old Mutual Capital Funding,
            8.00%, due 5/29/49 (Eurobond).....  15,450,000       15,964,222       7.74
                                                             --------------
    ELECTRIC -- INTEGRATED              0.39%
         DPL Capital Trust II, 8.125%, due
            9/1/31............................   4,000,000        4,629,680       7.02
                                                             --------------
    FOOD                                0.83%
         Dairy Farmers of America, 7.875%,
            Series 144A(a)....................      50,000        5,077,100       7.76
         Gruma S.A., 7.75%, due 12/29/49,
            144A(a)............................. 5,000,000        4,786,345       8.10
                                                             --------------
                                                                  9,863,445
                                                             --------------
    INSURANCE -- MULTI-LINE             0.89%
         AFC Capital Trust I, 8.207%,
            due 2/3/27, Series B..............  10,000,000       10,672,460       7.69
                                                             --------------


--------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    OIL COMPANY -- EXPLORATION AND
       PRODUCTION                       0.50%
         Pemex Project Funding Master Trust,
            7.75%, due 9/29/49................   6,000,000   $    5,963,034       7.80%
                                                             --------------
    REAL ESTATE                         0.43%
         BF Saul Real Estate Investment Trust,
            7.50%, due 3/1/14.................   5,000,000        5,212,500       7.19
                                                             --------------
              TOTAL PREFERRED
                SECURITIES -- CAPITAL TRUST
                (Identified
                cost -- $55,037,273)..........                   55,892,141
                                                             --------------

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
CORPORATE BOND                          4.18%
  CABLE TELEVISION                      1.42%
         CSC Holdings, 7.875%, due 2/15/18...  $ 5,500,000        5,857,500       7.39
         Cablevision Systems New York Group,
            8.00%,
            due 4/15/12, 144A................    2,500,000        2,581,250       7.75
         Rogers Cable, 8.75%, due 5/01/32....    7,330,000        8,539,450       7.51
                                                             --------------
                                                                 16,978,200
                                                             --------------
  INSURANCE                            0.71%
         Liberty Mutual Insurance, 7.697%,
            due 10/15/97, 144A...............    6,000,000        6,417,804       7.20
         Oil Casualty Insurance, 8.00%,
            due 9/15/34, 144A................    2,000,000        2,095,598       7.64
                                                             --------------
                                                                  8,513,402
                                                             --------------
  MEDICAL -- HOSPITAL                  1.17%
         Columbia/HCA, 8.36%, due 4/15/24....    2,000,000        2,200,812       7.60
         Columbia/HCA, 7.69%, due 6/15/25....    2,450,000        2,531,561       7.44
         Columbia/HCA, 7.50%, due 11/15/95...    7,000,000        6,751,388       7.78
         Columbia/HCA, 7.75%, due 7/15/36....    2,325,000        2,401,400       7.50
                                                             --------------
                                                                 13,885,161
                                                             --------------
  TELEPHONE -- INTEGRATED              0.88%
         Citizens Communications Co.,
            9.00%, due 8/15/31...............   10,050,000       10,502,250       8.61
                                                             --------------
              TOTAL CORPORATE BOND
                (Identified
                cost -- $49,364,714).........                    49,879,013
                                                             --------------

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
COMMERCIAL PAPER                      0.22%
         Prudential FDG Corp., 2.12%, due
            04/01/05
            (Identified cost -- $2,621,000).....   $ 2,621,000   $    2,621,000
                                                                 --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,742,630,091)                152.78%                  1,824,261,739(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES.........................     1.24%                     14,844,947
LIQUIDATION VALUE OF AUCTION MARKET
  PREFERRED SHARES: SERIES M7,
  SERIES T7, SERIES W7, SERIES TH7,
  SERIES F7 (Equivalent to $25,000
  per share based on 3,360 shares
  outstanding per class), SERIES T28,
  SERIES W28, SERIES F28, (Equivalent
  to $25,000 per share based on
  3,000 shares outstanding per class).   (54.02)%                  (645,000,000)
                                         -------                 --------------
NET ASSETS -- COMMON STOCK
  (Equivalent to $20.29 per share
  based on 58,858,135 shares of
  capital stock outstanding).........    100.00%                 $1,194,106,686
                                         -------                 --------------
                                         -------                 --------------

                      GLOSSARY OF PORTFOLIO ABBREVIATIONS

  ADR             American Depositary Receipt
  CBTCS           Corporate Backed Trust Certificates
  COPrS           Canadian Origin Preferred Securities
  PINES           Public Income Notes
  PPLUS           Preferred Plus Trust
  TOPrS           Trust Originated Preferred Securities
  TruPS           Trust Preferred Securities

-------------------
(a) At March 31, 2005, net unrealized appreciation was $81,631,648 based on cost for federal income tax purposes of $1,742,630,091. This consisted of aggregate gross unrealized appreciation on investments of $106,277,882 and aggregate gross unrealized depreciation on investments of $24,646,234.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

The fund has entered into interest rate swap agreements with Merrill Lynch Derivative Products AG, UBS AG, and Royal Bank of Canada. Under the agreements the fund receives a floating rate and pays a respective fixed rate. Details of the swaps at March 31, 2005 are as follows:

                                    NOTIONAL                 FLOATING RATE(a)                       UNREALIZED
          COUNTERPARTY               AMOUNT     STOCK RATE   (RESET MONTHLY)   TERMINATION DATE    APPRECIATION
---------------------------------  -----------  ----------   ---------------   ----------------   --------------
Merrill Lynch Derivative Products
  AG.............................  $46,000,000   3.2275%         2.850%         March 29, 2008     $ 1,401,950
Merrill Lynch Derivative Products
  AG.............................  $34,000,000   3.5350%         2.850%         April 23, 2008         756,416
Merrill Lynch Derivative Products
  AG.............................  $46,000,000   3.4150%         2.850%         March 29, 2009       1,719,064
Merrill Lynch Derivative Products
  AG.............................  $46,000,000   3.4610%         2.850%         March 29, 2010       2,206,744
Royal Bank of Canada.............  $68,000,000   2.9900%         2.850%         March 26, 2009       3,588,927
UBS AG...........................  $30,000,000   3.2200%         2.745%            May 7, 2007         537,451
UBS AG...........................  $34,000,000   3.4400%         2.850%         April 19, 2008         836,612
UBS AG...........................  $34,000,000   4.0600%         2.850%         April 19, 2010         696,050
UBS AG...........................  $34,000,000   4.1725%         2.850%         April 28, 2010         533,467
                                                                                                   -----------
                                                                                                   $12,276,681
                                                                                                   -----------
                                                                                                   -----------

-------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2005.

--------------------------------------------------------------------------------
                                       12

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                              By:  /s/ Martin Cohen
    --------------------------------                       ---------------------------------------
        Name: Robert H. Steers                                Name: Martin Cohen
        Title: Chairman, Secretary                            Title: President, Treasurer
                 and principal executive officer                       and principal financial officer

        Date: May 27, 2005







                                        14